Investment Strategy	Oct. 22, 2025
Roundhill Inverse Dow 30 WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements that in aggregate return approximately the inverse of 1.2 times (-120%) the calendar week total return of shares of the Dow 30 ETF while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize the Dow 30 ETF as the reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately the inverse of 1.2 times (-120%) the calendar week total return of shares of the Dow 30 ETF.

The Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of Dow 30 ETF shares and the implied volatility of Dow 30 ETF shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital is neither income nor profit. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

In addition to making weekly distribution payments to shareholders, the Fund seeks to provide 1.2 times (120%) exposure to the total return of Dow 30 ETF shares over a given calendar week. The implication of an investment strategy that seeks to provide a weekly return that is approximately the inverse of 1.2 times (120%) the calendar week total return of shares of the Dow 30 ETF is that if the Dow 30 ETF experiences a decrease in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the loss experienced by the Dow 30 ETF (e.g., if the Dow 30 ETF has a weekly loss of 1%, the Fund is expected to have a gain of 1.2% for that week). Conversely, if the Dow 30 ETF experiences an increase in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the gain experienced by the Dow 30 ETF (e.g., if the Dow 30 ETF has a weekly gain of 1%, the Fund is expected to have a loss of 1.2% for that week).

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately -1.2 times (-120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Dow 30 ETF over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of Dow 30 ETF shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the inverse daily total return of Dow 30 ETF shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of Dow 30 ETF shares from the close of trading on Thursday until the close of trading on the following Friday.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of Dow 30 ETF shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of the Dow 30 ETF, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in an industry or group of industries to approximately the same extent as the Dow 30 ETF.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in the Dow 30 ETF.

2.	The Fund is pursuing an inverse investment strategy.

3.	The Fund’s strategy is subject to all potential losses if Dow 30 ETF shares increase in value, and may lose all of its value if Dow 30 ETF shares increase by 83.33 percent over the course of any calendar week.

4.	A significant portion of the Fund’s weekly distributions may be characterized as a return of capital.

Additional Information About the Dow 30 ETF

The Dow 30 ETF seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the Dow Jones Industrial Average (the “Dow 30 ETF Index”). The Dow 30 ETF Index is composed of 30 “blue chip” U.S. stocks that have been determined to be leaders in their respective industries, as determined by the index provider to the Dow 30 ETF Index (the “Dow 30 ETF Index Provider”).

The Dow 30 ETF (File No. 333-31247 and 811-09170) is registered under the 1940 Act and is subject to the informational requirements of the 1940 Act. Information provided to or filed with the SEC by the underlying issuer of the Dow 30 ETF pursuant to the 1940 Act, including financial reports, proxy and information statements, and other information regarding the Dow 30 ETF, can be located through the SEC’s website at www.sec.gov. Neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of the Dow 30 ETF.

Roundhill Inverse Russell 2000 WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements that in aggregate return approximately the inverse of 1.2 times (-120%) the calendar week total return of shares of the Russell 2000 ETF while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize the Russell 2000 ETF as the reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately the inverse of 1.2 times (-120%) the calendar week total return of shares of the Russell 2000 ETF.

The Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of Russell 2000 ETF shares and the implied volatility of Russell 2000 ETF shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital is neither income nor profit. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

In addition to making weekly distribution payments to shareholders, the Fund seeks to provide 1.2 times (120%) exposure to the total return of Russell 2000 ETF shares over a given calendar week. The implication of an investment strategy that seeks to provide a weekly return that is approximately the inverse of 1.2 times (120%) the calendar week total return of shares of the Russell 2000 ETF is that if the Russell 2000 ETF experiences a decrease in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the loss experienced by the Russell 2000 ETF (e.g., if the Russell 2000 ETF has a weekly loss of 1%, the Fund is expected to have a gain of 1.2% for that week). Conversely, if the Russell 2000 ETF experiences an increase in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the gain experienced by the Russell 2000 ETF (e.g., if the Russell 2000 ETF has a weekly gain of 1%, the Fund is expected to have a loss of 1.2% for that week).

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately -1.2 times (-120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Russell 2000 ETF over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of Russell 2000 ETF shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the inverse daily total return of Russell 2000 ETF shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of the Russell 2000 ETF shares from the close of trading on Thursday until the close of trading on the following Friday.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of Russell 2000 ETF shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of the Russell 2000 ETF, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in an industry or group of industries to approximately the same extent as the Russell 2000 ETF.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in the Russell 2000 ETF.

2.	The Fund is pursuing an inverse investment strategy.

3.	The Fund’s strategy is subject to all potential losses if Russell 2000 ETF shares increase in value, and may lose all of its value if Russell 2000 ETF shares increase by 83.33 percent over the course of any calendar week.

4.	A significant portion of the Fund’s weekly distributions may be characterized as a return of capital.

Additional Information About the Russell 2000 ETF

The Fund seeks to track the investment results of the Russell 2000 Index (the “Russell 2000 ETF Index”), which measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell (the “Russell 2000 ETF Index Provider”). The Underlying Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by the Russell 2000 ETF Index Provider.

The Russell 2000 ETF (File No. 333-92935 and 811-09729) is registered under the 1940 Act and is subject to the informational requirements of the 1940 Act. Information provided to or filed with the SEC by the underlying issuer of the Russell 2000 ETF pursuant to the 1940 Act, including financial reports, proxy and information statements, and other information regarding the Russell 2000 ETF, can be located through the SEC’s website at www.sec.gov. Neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of the Russell 2000 ETF.

Roundhill Inverse Innovation-100 WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements that in aggregate return approximately the inverse of 1.2 times (-120%) the calendar week total return of shares of the Innovation-100 ETF while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize the Innovation-100 ETF as the reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately the inverse of 1.2 times (-120%) the calendar week total return of shares of the Innovation-100 ETF.

The Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of Innovation-100 ETF shares and the implied volatility of Innovation-100 ETF shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital is neither income nor profit. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

In addition to making weekly distribution payments to shareholders, the Fund seeks to provide 1.2 times (120%) exposure to the total return of Innovation-100 ETF shares over a given calendar week. The implication of an investment strategy that seeks to provide a weekly return that is approximately the inverse of 1.2 times (120%) the calendar week total return of shares of the Innovation-100 ETF is that if the Innovation-100 ETF experiences a decrease in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the loss experienced by the Innovation-100 ETF (e.g., if the Innovation-100 ETF has a weekly loss of 1%, the Fund is expected to have a gain of 1.2% for that week). Conversely, if the Innovation-100 ETF experiences an increase in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the gain experienced by the Innovation-100 ETF. (e.g., if the Innovation-100 ETF has a weekly gain of 1%, the Fund is expected to have a loss of 1.2% for that week).

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately -1.2 times (-120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Innovation-100 ETF over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of Innovation-100 ETF shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the inverse daily total return of Innovation-100 ETF shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of Innovation-100 ETF shares from the close of trading on Thursday until the close of trading on the following Friday.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of Innovation-100 ETF shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of the Innovation-100 ETF, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in an industry or group of industries to approximately the same extent as the Innovation-100 ETF.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in the Innovation-100 ETF.

2.	The Fund is pursuing an inverse investment strategy.

3.	The Fund’s strategy is subject to all potential losses if Innovation-100 ETF shares increase in value, and may lose all of its value if Innovation-100 ETF shares increase by 83.33 percent over the course of any calendar week.

4.	A significant portion of the Fund’s weekly distributions may be characterized as a return of capital.

Additional Information About the Innovation-100 ETF

The Innovation-100 ETF is a unit investment trust designed to seek to track the investment results, before fees and expenses, of the Nasdaq-100 Index (the “Innovation-100 ETF Index”). Nasdaq, Inc. serves as the index provider to the Innovation-100 ETF Index (the “Innovation-100 ETF Index Provider”). The Innovation-100 ETF Index is a globally recognized index that tracks the performance of 100 of the largest non-financial companies listed on the Nasdaq Stock Market®, encompassing a diverse range of industries and sectors. The components of the Innovation-100 ETF Index are weighted pursuant to their market capitalization. The index is rebalanced quarterly and reconstituted annually.

The Innovation-100 ETF (File No. 333-61001 and 811-08947) is registered under the 1940 Act and is subject to the informational requirements of the 1940 Act. Information provided to or filed with the SEC by the underlying issuer of the Innovation-100 ETF pursuant to the 1940 Act, including financial reports, proxy and information statements, and other information regarding the Innovation-100 ETF, can be located through the SEC’s website at www.sec.gov. Neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of the Innovation-100 ETF.

Roundhill Inverse S&P 500® WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements that in aggregate return approximately the inverse of 1.2 times (-120%) the calendar week total return of shares of S&P 500® ETF while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize S&P 500® ETF as the reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately the inverse of 1.2 times (-120%) the calendar week total return of shares of S&P 500® ETF.

The Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of S&P 500® ETF shares and the implied volatility of 500® ETF shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital is neither income nor profit. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

In addition to making weekly distribution payments to shareholders, the Fund seeks to provide 1.2 times (120%) exposure to the total return of S&P 500® ETF shares over a given calendar week. The implication of an investment strategy that seeks to provide a weekly return that is approximately the inverse of 1.2 times (120%) the calendar week total return of shares of S&P 500® ETF is that if S&P 500® ETF experiences a decrease in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the loss experienced by S&P 500® ETF (e.g., if the S&P 500® ETF has a weekly loss of 1%, the Fund is expected to have a gain of 1.2% for that week). Conversely, if S&P 500® ETF experiences an increase in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the gain experienced by S&P 500® ETF (e.g., if the S&P 500® ETF has a weekly gain of 1%, the Fund is expected to have a loss of 1.2% for that week).

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately -1.2 times (-120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of S&P 500® ETF over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of S&P 500® ETF shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the inverse daily total return of S&P 500® ETF shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of S&P 500® ETF shares from the close of trading on Thursday until the close of trading on the following Friday.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of S&P 500® ETF shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of the S&P 500® ETF, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in an industry or group of industries to approximately the same extent as the S&P 500® ETF.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in the S&P 500® ETF.

2.	The Fund is pursuing an inverse investment strategy.

3.	The Fund’s strategy is subject to all potential losses if S&P 500® ETF shares increase in value, and may lose all of its value if S&P 500® shares ETF increase by 83.33 percent over the course of any calendar week.

4.	A significant portion of the Fund’s weekly distributions may be characterized as a return of capital.

Additional Information About the S&P 500® ETF

The S&P 500® ETF is a unit investment trust designed to seek to track the investment results, before fees and expenses, of the S&P 500® Index (the “S&P 500® ETF Index”). S&P Dow Jones Indices LLC serves as the index provider to the S&P 500® Index (the “S&P 500® ETF Index Provider”). The S&P 500® ETF is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

The S&P 500® ETF (File No. 033-46080 and 811-06125) is registered under the 1940 Act and is subject to the informational requirements of the 1940 Act. Information provided to or filed with the SEC by the underlying issuer of the S&P 500® ETF pursuant to the 1940 Act, including financial reports, proxy and information statements, and other information regarding the S&P 500® ETF, can be located through the SEC’s website at www.sec.gov. Neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of the S&P 500® ETF.